Intangible assets and goodwill (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 506,525	$ 443,470
Amortization	(2,134)	(754)
Translation differences	(2,126)	1,074
Ending balance	502,265	443,790
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	426,659	395,804
Amortization	0	0
Translation differences	(1,096)	596
Ending balance	425,563	396,400
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	35,455	35,009
Amortization	(32)	(1)
Translation differences	(9)	0
Ending balance	35,414	35,008
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,529	6,197
Amortization	(615)	(553)
Translation differences	(96)	230
Ending balance	3,818	5,874
Purchased technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,081	6,072
Amortization	(193)	(174)
Translation differences	(141)	235
Ending balance	5,747	6,133
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,485	28
Amortization	(275)	(3)
Translation differences	(79)	0
Ending balance	3,131	25
Gaming License
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	30,316	360
Amortization	(1,019)	(23)
Translation differences	(705)	13
Ending balance	$ 28,592	$ 350